ACQUISITION OF M2M BUSINESS OF SAGEMCOM (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION OF M2M BUSINESS OF SAGEMCOM
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date

	€	$
Assets acquired
Inventory	786	967
Machinery and equipment	1,454	1,788
Identifiable intangible assets	21,272	26,160
Goodwill	25,295	31,107
	48,807	60,022
Liabilities assumed
Accrued liabilities	2,439	2,999
Long-term obligations	1,468	1,805
Fair value of net assets acquired	44,900	55,218

Schedule of the components of intangible assets acquired that are subject to amortization
	Estimated useful life (in years)	€	$
Patents	8	5,259	6,468
Customer relationships	8-13	13,887	17,078
Backlog	1-2	1,382	1,699
In-process research and development	5	744	915
		21,272	26,160

Schedule of the amounts of revenue and net earnings of acquiree company included in the entity's consolidated statements of operations from the acquisition date
August 1, 2012 to December 31, 2012
Revenue	$20,133
Net earnings	1,358

Schedule of unaudited pro forma results

	2012	2011
Pro Forma information
Revenue	$423,653	$385,049
Loss from operations	(21,462)	(48,406)
Net loss	(3,458)	(44,806)

Basic loss per share (in dollars)	$(0.11)	$(1.43)
Diluted loss per share (in dollars)	$(0.11)	$(1.43)